Subsequent Events (Details)	0 Months Ended	1 Months Ended						6 Months Ended				0 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended						0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended											6 Months Ended					0 Months Ended
	Jul. 22, 2012 USD ($)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Aug. 06, 2012 USD ($)	Aug. 06, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 December 2017 Payment [Member] USD ($)	Jun. 30, 2012 December 2017 Payment [Member] ILS	Jun. 05, 2012 Unsecured Loan by Tamir [Member] USD ($)	Jun. 07, 2012 Unsecured Loan by Paneth [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member]	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] ILS	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] ILS	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] August 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] October 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] March 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] July 2013 Payment [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 07, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 13, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 13, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 03, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 03, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] December 2017 Payment [Member] USD ($)	Aug. 20, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)	Aug. 07, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)
Subsequent Event [Line Items]
Conversion price												$ 1.94						$ 16.05			7.61	$ 0.35	1.37	63.00													$ 7.61	$ 0.47	1.83	$ 1.94	7.61	$ 2.55	10.00
Conversion price, mandatory												$ 1.97																																							$ 1.97
Market price ordinary share, minimum												$ 3.0						$ 30.0																																$ 3.0
Long-term loan from shareholders						$ 400,000				$ 200,000	$ 200,000
Potential deferral period of early redemption rights													29 months
Amount of debt converted into ordinary shares				3,600,000	13,980,410											830,000	3,260,125																		2,731,000	10,720,285
Shares issued for conversion of debt																2,379,653	2,379,653																		5,858,079	5,858,079
Convertible notes payable outstanding				24,900,000	97,793,918											19,800,000	77,735,203																		5,100,000	20,058,715
Convertible notes payable purchased in the open market by subsidiary																			6,600,000	26,000,000
Repayments of debt		$ 8,100,000	31,780,023					$ 4,600,000	17,941,534					$ 7,600,000	29,662,842										$ 9,100,000	$ 9,100,000	$ 2,300,000	$ 2,300,000	$ 1,300,000	$ 1,300,000	$ 11,000,000	$ 11,000,000	$ 539,000	2,117,181										$ 540,000	$ 360,000	$ 144,000	$ 192,000	$ 3,900,000	$ 9,700,000
Stock options granted during period	1,816,400
Total number of shares that can be purchased from stock options granted during the period	1,816,400
Percentage of aggregate issued and outstanding shares	5.83%
Granted, exercise price	$ 0.23
Exercise period	7 years
Vesting period	2
Vesting percentage, per quarter	12.50%
Accelerated vesting percentage for vice president	50.00%